Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities
Schedule of other assets and liabilities

Assets	Item	12.31.2025	12.31.2024
Escrow account and/ or collateral	(a)	685	750
Derivatives transactions	(b)	102	29
Assets related to E&P partnerships	(c)	275	378
Others		146	278
		1,208	1,435
Current		895	1,189
Non-Current		313	246

Liabilities	Item	12.31.2025	12.31.2024
Obligations arising from divestments	(d)	938	914
Contractual retentions	(e)	923	611
Advances from customers	(f)	317	270
Provisions for environmental expenses, research and development and fines	(g)	506	681
Other taxes	(h)	324	301
Unclaimed dividends	(i)	187	276
Derivatives transactions	(b)	131	129
Obligations arising from acquisition of equity interests	(j)	157	130
Various creditors		142	99
Others		421	414
		4,046	3,825
Current		2,331	2,205
Non-Current		1,715	1,620